Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)
Product Information [Line Items]
Warranty description	warranties up to 12 months for home grade and light commercial customers, and up to 10 years for Commercial customers
Deferred revenue recognized	$ 335,956	$ 209,100
Deferred revenue	514,310	335,956
Crypto asset collateral	39,430,556
Unrealized loss on investment	39,910
Investment in funds	7,930,000
Unrealized loss on investments		50,675
Sales and marketing expenses	546,196	416,596
Allowance of inventory	1,658,866
Allowance for doubtful accounts receivable	0	0
Deposits for investment	2,060,000
Allowance for Deposits	100,000
Depreciation expense	25,907	9,467
Brand names cost	337,504	337,504
Goodwill	1,161,052	1,161,052
Foreign currency translation adjustment gain (loss)	$ (98,424)	3,518
Number of Reportable Segments | Segment	1
Loss from continuing operations	$ 7,131,972	1,641,122
Cash and cash equivalents	14,919,028	2,890,822
Net cash outflow from operating activities	8,544,595	1,016,390
Fund raised in convertible notes	63,945,000
Fund raised in new shares issue	8,042,737
Series Note A [Member]
Product Information [Line Items]
Crypto asset collateral	1,230,805
Series Note C [Member]
Product Information [Line Items]
Crypto asset collateral	$ 35,380,600
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk percentage	23.40%	22.48%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk percentage	13.90%	18.54%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Concentration risk percentage	13.10%	10.92%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Four [Member]
Product Information [Line Items]
Concentration risk percentage	12.40%
Trade Payables [Member] | Supplier Concentration Risk [Member] | Top Four Vendors [Member]
Product Information [Line Items]
Concentration risk percentage	66.00%
Trade Payables [Member] | Supplier Concentration Risk [Member] | Top Three Vendors [Member]
Product Information [Line Items]
Concentration risk percentage		44.00%